Income Taxes (Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, U.S. Federal	$ 4.6	$ 0.9	$ (3.3)
Current, Non-U.S.	39.0	30.6	35.6
Current, Other, principally state	(1.4)	0.5	0.4
Current, Total	42.2	32.0	32.7
Deferred, U.S. Federal	26.1	25.0	7.4
Deferred, Non-U.S.	(7.8)	(9.4)	(51.7)
Deferred, Other, principally state	4.3	2.9	2.7
Deferred, Total	22.6	18.5	(41.6)
Total income tax provision (benefit)	$ 64.8	$ 50.5	$ (8.9)